UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 07/31/18

Item 1. Schedule of Investments.

	FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, July 31, 2018 (unaudited)
Franklin Balance Sheet Investment Fund
	Shares/
	Units	Value

Common Stocks and Other Equity Interests 84.7%
Automobiles & Components 3.2%
Cooper Tire & Rubber Co	284,000	$8,108,200
General Motors Co	620,200	23,511,782
		31,619,982
Banks 14.5%
Bank of America Corp	1,186,600	36,642,208
CIT Group Inc	235,600	12,470,308
Citigroup Inc	183,700	13,206,193
Citizens Financial Group Inc	371,300	14,770,314
Farmers & Merchants Bank of Long Beach	1,475	12,242,500
JPMorgan Chase & Co	360,200	41,404,990
PNC Financial Services Group Inc	93,600	13,556,088
		144,292,601
Capital Goods 6.5%
Astec Industries Inc	105,800	5,197,954
Greenbrier Cos. Inc	117,100	6,633,715
Johnson Controls International PLC	275,600	10,337,756
Regal Beloit Corp	169,200	14,542,740
Terex Corp	329,800	14,550,776
[a] WESCO International Inc	230,300	14,048,300
		65,311,241
Commercial & Professional Services 2.2%
[a] FTI Consulting Inc	127,800	10,091,088
Heidrick & Struggles International Inc	57,300	2,343,570
Tetra Tech Inc	155,000	9,424,000
		21,858,658
Consumer Durables & Apparel 1.8%
Lennar Corp., B	135,100	5,836,320
Toll Brothers Inc	355,100	12,520,826
		18,357,146
Consumer Services 1.9%
Vail Resorts Inc	69,500	19,242,465
Diversified Financials 3.5%
The Bank of New York Mellon Corp	199,400	10,661,918
Capital One Financial Corp	116,000	10,941,120
Morgan Stanley	269,300	13,615,808
		35,218,846
Energy 15.0%
Arch Coal Inc	95,800	8,103,722
Chevron Corp	163,400	20,632,518
[a] Dril-Quip Inc	165,700	8,541,835
Husky Energy Inc. (Canada)	702,700	11,949,357
Kinder Morgan Inc	1,555,500	27,656,790
[a] McDermott International Inc	650,566	11,716,694
Occidental Petroleum Corp	234,600	19,689,978
Plains All American Pipeline LP	115,800	2,869,524
[a] Rowan Cos. PLC	657,226	9,516,632
Royal Dutch Shell PLC, A, ADR (United Kingdom)	359,600	24,585,852

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balance Sheet Investment Fund (continued)
	Shares/
	Units	Value
Common Stocks and Other Equity Interests (continued)
Energy (continued)
Valero Energy Corp	40,900	$4,840,515
		150,103,417
Food, Beverage & Tobacco 3.1%
Archer-Daniels-Midland Co	297,300	14,347,698
Bunge Ltd	201,500	13,929,695
GrainCorp Ltd. (Australia)	459,436	2,529,995
		30,807,388
Life & Health Insurance 2.1%
National Western Life Group Inc., A	31,200	10,108,800
Prudential Financial Inc	111,700	11,271,647
		21,380,447
Materials 4.1%
Aperam SA (Luxembourg)	158,800	7,499,877
Domtar Corp	178,200	8,592,804
The Mosaic Co	420,600	12,664,266
Reliance Steel & Aluminum Co	129,700	11,698,940
		40,455,887
Media 4.1%
[a] Discovery Inc., C	586,100	14,388,755
News Corp., B	1,085,700	16,611,210
Scholastic Corp	242,578	10,130,057
		41,130,022
Multi-line Insurance 2.8%
American International Group Inc	285,700	15,773,497
The Hartford Financial Services Group Inc	224,300	11,820,610
		27,594,107
Pharmaceuticals, Biotechnology & Life Sciences 4.5%
Allergan PLC	100,100	18,427,409
[a] Bio-Rad Laboratories Inc., A	64,928	19,910,171
Perrigo Co. PLC	80,000	6,441,600
		44,779,180
Property & Casualty Insurance 1.2%
Chubb Ltd	86,132	12,034,363
Real Estate 2.2%
Mid-America Apartment Communities Inc	54,200	5,462,276
Regency Centers Corp	63,300	4,027,779
Tier REIT Inc	395,700	9,405,789
[a] Trinity Place Holdings Inc	499,834	3,213,933
		22,109,777
Reinsurance 0.7%
Everest Re Group Ltd	30,500	6,659,675
Retailing 1.7%
DSW Inc., A	625,263	17,157,217

|2

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balance Sheet Investment Fund (continued)
	Shares/
	Units	Value
Common Stocks and Other Equity Interests (continued)
Semiconductors & Semiconductor Equipment 1.9%
Kulicke and Soffa Industries Inc. (Singapore)	314,100	$8,279,676
MKS Instruments Inc	50,489	4,761,113
[a] Photronics Inc	616,306	5,546,754
		18,587,543
Technology Hardware & Equipment 4.9%
Corning Inc	1,291,400	42,848,652
[a] Fabrinet (Thailand)	163,700	6,403,944
		49,252,596
Telecommunication Services 1.7%
[a] Iridium Communications Inc	423,083	7,319,336
Vodafone Group PLC (United Kingdom)	3,837,300	9,370,664
		16,690,000
Utilities 1.1%
Eversource Energy	89,200	5,416,224
IDACORP Inc	61,500	5,795,760
		11,211,984
Total Common Stocks and Other Equity Interests (Cost $604,830,136)		845,854,542

Convertible Preferred Stocks (Cost $4,379,375) 1.2%
Telecommunication Services 1.2%
Iridium Communications Inc., 6.75%, cvt., pfd., B	20,000	11,747,440
	Principal
	Amount
Corporate Bonds 0.7%
Capital Goods 0.1%
Mueller Industries Inc., sub. bond, 6.00%, 3/01/27	$1,490,000	1,463,925
Energy 0.4%
[b] McDermott Technology Americas Inc., senior note, 144A, 10.625%, 5/01/24	4,000,000	4,160,000
Software & Services 0.2%
[b] Veritas U.S. Inc./Veritas Bermuda Ltd., senior note, 144A, 10.50%, 2/01/24	2,112,000	1,784,640
Total Corporate Bonds (Cost $7,057,698)		7,408,565
Total Investments before Short Term Investments (Cost $616,267,209)		865,010,547

|3

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balance Sheet Investment Fund (continued)
	Shares	Value
Short Term Investments (Cost $128,965,411) 12.9%
Money Market Funds 12.9%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	128,965,411	$128,965,411
Total Investments (Cost $745,232,620) 99.5%		993,975,958
Other Assets, less Liabilities 0.5%		5,020,997
Net Assets 100.0%		$998,996,955

See Abbreviations on page 15.

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
July 31, 2018, the aggregate value of these securities was $5,944,640, representing 0.6% of net assets.
cSee Note 4 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

|4

FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, July 31, 2018 (unaudited)

Franklin MicroCap Value Fund

	Shares	Value
Common Stocks and Other Equity Interests 95.2%
Aerospace & Defense 2.9%
[a] Ducommun Inc	207,100	$6,902,643
[a] Sparton Corp	113,503	1,694,600
		8,597,243
Banks 17.5%
Bar Harbor Bankshares	277,000	8,024,690
County Bancorp Inc	45,000	1,189,800
First Defiance Financial Corp	201,600	6,483,456
First Internet Bancorp	206,800	6,576,240
Investar Holding Corp	220,000	5,896,000
Northeast Bancorp	310,065	6,650,894
Old Line Bancshares Inc	54,000	1,851,120
Peoples Financial Services Corp	87,543	4,035,733
Southern Missouri Bancorp Inc	114,000	4,518,960
WSFS Financial Corp	121,800	6,906,060
		52,132,953
Building Products 3.9%
Burnham Holdings Inc., A	200,000	3,040,000
[a,b] Continental Materials Corp	108,712	1,769,288
[a] Gibraltar Industries Inc	154,839	6,727,754
		11,537,042
Commercial & Professional Services 2.4%
Healthcare Services Group Inc	179,800	7,238,748
Construction & Engineering 8.3%
[a] Ameresco Inc., A	549,700	7,365,980
[a] Northwest Pipe Co	287,600	5,625,456
[a] Orion Group Holdings Inc	445,000	4,080,650
[a] Sterling Construction Co	337,382	4,531,040
[a,b] Williams Industrial Services Group Inc	1,125,000	3,082,500
		24,685,626
Consumer Durables & Apparel 4.5%
[a,b] Delta Apparel Inc	392,800	6,496,912
Flexsteel Industries Inc	42,000	1,504,860
Rocky Brands Inc	207,720	5,369,562
		13,371,334
Consumer Services 1.9%
[a,b] Full House Resorts Inc	1,857,420	5,590,834
Diversified Financials 0.9%
Arbor Realty Trust Inc	220,000	2,501,400
[a,b] Origen Financial Inc	1,900,000	157,700
		2,659,100
Electrical Equipment 2.6%
LSI Industries Inc	393,000	1,921,770
Powell Industries Inc	45,000	1,649,250
[a] Ultralife Corp	426,600	4,287,330
		7,858,350

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin MicroCap Value Fund (continued)
	Shares	Value
Common Stocks and Other Equity Interests (continued)
Energy 6.8%
Adams Resources & Energy Inc	24,626	$985,040
[a] Ardmore Shipping Corp. (Ireland)	489,000	3,300,750
[a] Cloud Peak Energy Inc	580,000	1,513,800
Gulf Island Fabrication Inc	227,000	2,054,350
[a] Natural Gas Services Group Inc	182,000	4,022,200
[a] Pacific Ethanol Inc	686,200	2,007,135
[a] PHI Inc	17,600	158,400
[a] PHI Inc., non-voting	264,655	2,199,283
[a] Renewable Energy Group Inc	241,900	4,124,395
		20,365,353
Food & Staples Retailing 2.0%
Village Super Market Inc., A	227,000	6,113,110
Food, Beverage & Tobacco 3.6%
John B. Sanfilippo & Son Inc	19,300	1,483,591
[a] Seneca Foods Corp., A	221,500	5,969,425
[a] Seneca Foods Corp., B	121,500	3,423,262
		10,876,278
Health Care Equipment & Services 2.0%
Invacare Corp	340,000	6,069,000
Insurance 1.7%
[a] ACMAT Corp., A	176,650	4,814,596
Protective Insurance Corp., B	17,800	415,630
		5,230,226
Machinery 10.2%
Alamo Group Inc	68,300	6,351,900
Freightcar America Inc	131,500	2,407,765
Hurco Cos. Inc	170,500	7,553,150
Miller Industries Inc	314,300	8,187,515
Spartan Motors Inc	405,200	5,976,700
		30,477,030
Materials 8.3%
Friedman Industries Inc	120,000	1,246,800
Mercer International Inc. (Canada)	200,000	3,590,000
The Monarch Cement Co	94,345	6,604,150
Olympic Steel Inc	163,200	3,608,352
Schnitzer Steel Industries Inc., A	63,200	2,082,440
[a] Universal Stainless & Alloy Products Inc	259,400	7,758,654
		24,890,396
Real Estate 1.7%
Griffin Industrial Realty Inc	122,000	5,076,420
Retailing 4.2%
Caleres Inc	161,000	5,391,890
Haverty Furniture Cos. Inc	155,000	3,069,000
Shoe Carnival Inc	129,100	4,049,867
		12,510,757
Semiconductors & Semiconductor Equipment 1.4%
[a] Photronics Inc	452,000	4,068,000

|6

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin MicroCap Value Fund (continued)
	Shares	Value
Common Stocks and Other Equity Interests (continued)
Technology Hardware & Equipment 3.0%
[a] Key Tronic Corp	480,000	$3,878,400
[a] Kimball Electronics Inc	79,000	1,607,650
Richardson Electronics Ltd	375,000	3,435,000
		8,921,050
Telecommunication Services 3.0%
[a] Alaska Communications Systems Group Inc	1,155,600	1,860,516
ATN International Inc	66,000	4,216,080
North State Telecommunications Corp., B	5,957	360,399
[a] ORBCOMM Inc	250,000	2,390,000
		8,826,995
Trading Companies & Distributors 1.7%
[a,c] Central Steel and Wire Co	2,750	—
[a] Houston Wire & Cable Co	318,468	2,547,744
[a] Titan Machinery Inc	166,000	2,513,240
		5,060,984
Transportation 0.7%
[a] Celadon Group Inc	395,300	1,106,840
[a] Global Ship Lease Inc., A (United Kingdom)	700,000	882,000
		1,988,840
Total Common Stocks and Other Equity Interests (Cost $156,133,591)		284,145,669

Short Term Investments (Cost $14,761,032) 4.9%

Money Market Funds 4.9%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	14,761,032	14,761,032
Total Investments (Cost $170,894,623) 100.1%		298,906,701
Other Assets, less Liabilities (0.1)%		(366,314)
Net Assets 100.0%		$298,540,387

[a]Non-income producing.
[b]See Note 3 regarding holdings of 5% voting securities.
[c]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[d]See Note 4 regarding investments in affiliated management investment companies.
[e]The rate shown is the annualized seven-day effective yield at period end.

|7

FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, July 31, 2018 (unaudited)

Franklin Small Cap Value Fund

	Shares	Value

Common Stocks 93.1%
Aerospace & Defense 5.0%
AAR Corp	1,148,091	$54,430,994
[a] Esterline Technologies Corp	767,613	65,477,389
[a] Wesco Aircraft Holdings Inc	1,476,339	17,642,251
		137,550,634
Automobiles & Components 2.0%
Delphi Technologies PLC	4,200	189,714
Gentex Corp	74,000	1,716,800
LCI Industries	291,493	26,802,781
Thor Industries Inc	287,421	27,261,882
		55,971,177
Banks 16.1%
Access National Corp	490,720	13,632,202
Bryn Mawr Bank Corp	635,752	31,056,485
Chemical Financial Corp	1,419,753	80,641,970
Columbia Banking System Inc	1,753,890	71,786,718
First Horizon National Corp	4,176,344	74,714,794
First of Long Island Corp	1,230,606	26,827,211
German American Bancorp Inc	223,400	8,185,376
Glacier Bancorp Inc	930,800	39,745,160
Lakeland Financial Corp	980,951	47,566,314
Peoples Bancorp Inc	540,026	19,559,742
TrustCo Bank Corp. NY	1,762,000	16,034,200
Washington Trust Bancorp Inc	235,041	13,738,146
		443,488,318
Building Products 4.2%
[a,b] Gibraltar Industries Inc	1,635,257	71,051,917
Insteel Industries Inc	684,886	28,169,361
Simpson Manufacturing Co. Inc	221,190	16,138,023
Universal Forest Products Inc	36,379	1,340,202
		116,699,503
Commercial & Professional Services 2.3%
[a] Huron Consulting Group Inc	318,304	13,893,970
McGrath RentCorp	559,234	33,207,315
[a] Team Inc	711,200	15,504,160
		62,605,445
Consumer Durables & Apparel 0.1%
[a] M/I Homes Inc	95,612	2,472,526
PVH Corp	8,200	1,258,864
		3,731,390
Consumer Services 2.4%
Brinker International Inc	1,394,077	65,758,612
Electrical Equipment 2.5%
Encore Wire Corp	156,018	7,605,877
[a] nVent Electric PLC (United Kingdom)	13,800	378,120
Regal Beloit Corp	712,900	61,273,755
		69,257,752

Quarterly Statement of Investments | See Notes to Statements of Investments. | 8

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value Fund (continued)
	Shares	Value

Common Stocks (continued)
Energy 7.5%
Cameco Corp. (Canada)	73,000	$788,400
[a] Energen Corp	1,040,500	77,184,290
[a] Hunting PLC (United Kingdom)	5,417,024	55,615,927
[a] Natural Gas Services Group Inc	531,000	11,735,100
[a] Oil States International Inc	1,608,125	56,123,563
[a] Rowan Cos. PLC	403,984	5,849,688
		207,296,968
Food, Beverage & Tobacco 4.1%
Dairy Crest Group PLC (United Kingdom)	5,113,675	32,561,659
[a,b] Landec Corp	1,423,100	19,923,400
Maple Leaf Foods Inc. (Canada)	2,436,826	58,354,190
[a] TreeHouse Foods Inc	27,300	1,296,477
		112,135,726
Health Care Equipment & Services 1.3%
DENTSPLY SIRONA Inc	13,600	654,296
Hill-Rom Holdings Inc	167,100	15,740,820
STERIS PLC	146,093	16,723,266
Zimmer Biomet Holdings Inc	13,800	1,732,176
		34,850,558
Industrial Conglomerates 0.6%
Carlisle Cos. Inc	135,293	16,619,392
Insurance 7.4%
Aspen Insurance Holdings Ltd	173,463	7,016,579
The Hanover Insurance Group Inc	561,100	70,373,162
Horace Mann Educators Corp	1,107,466	48,396,264
Old Republic International Corp	3,579,000	76,268,490
RenaissanceRe Holdings Ltd	6,500	857,025
W.R. Berkley Corp	21,200	1,607,172
		204,518,692
Machinery 6.2%
Astec Industries Inc	1,107,531	54,412,998
Federal Signal Corp	352,093	8,362,209
Kennametal Inc	86,714	3,378,377
[a] The Manitowoc Co. Inc	255,480	6,767,665
Miller Industries Inc	55,400	1,443,170
Mueller Industries Inc	460,200	15,237,222
Mueller Water Products Inc., A	4,268,044	52,710,343
REV Group Inc	928,200	15,937,194
Spartan Motors Inc	5,000	73,750
Titan International Inc	1,216,589	12,883,678
		171,206,606
Materials 6.8%
Carpenter Technology Corp	747,243	40,926,499
[a] Ingevity Corp	249,505	24,868,163
Minerals Technologies Inc	640,171	48,396,928
The Mosaic Co	31,600	951,476
Newmont Mining Corp	44,500	1,632,260
OceanaGold Corp. (Australia)	12,508,649	38,464,480
PH Glatfelter Co	658,961	10,787,192

|9

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value Fund (continued)
	Shares	Value

Common Stocks (continued)
Materials (continued)
Reliance Steel & Aluminum Co	227,200	$20,493,440
		186,520,438
Media 0.1%
John Wiley & Sons Inc., A	14,500	915,675
TEGNA Inc	51,200	564,736
Viacom Inc., B	43,300	1,257,865
		2,738,276
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
[a] Cambrex Corp	294,821	18,426,312
Real Estate 5.7%
Brandywine Realty Trust	2,180,073	35,949,404
Healthcare Realty Trust Inc	43,600	1,295,356
Highwoods Properties Inc	635,700	31,219,227
Host Hotels & Resorts Inc	35,800	749,652
Life Storage Inc	25,500	2,446,980
LTC Properties Inc	634,130	26,741,262
Retail Properties of America Inc., A	2,954,767	37,082,326
Sunstone Hotel Investors Inc	1,228,703	19,990,998
Weingarten Realty Investors	24,600	743,412
Weyerhaeuser Co	29,500	1,008,310
		157,226,927
Retailing 2.1%
Caleres Inc	1,723,314	57,713,786
Semiconductors & Semiconductor Equipment 6.3%
[a] Advanced Energy Industries Inc	520,700	31,887,668
Cohu Inc	733,362	18,466,055
Kulicke and Soffa Industries Inc. (Singapore)	857,077	22,592,550
MKS Instruments Inc	207,523	19,569,419
[a] Synaptics Inc	803,168	40,246,748
Versum Materials Inc	1,036,227	39,946,551
		172,708,991
Software & Services 0.1%
Science Applications International Corp	16,071	1,355,910
Technology Hardware & Equipment 5.4%
[a] Coherent Inc	96,965	15,326,288
[a] Finisar Corp	1,650,400	27,809,240
[a] Keysight Technologies Inc	39,150	2,270,700
[a] Plexus Corp	728,917	43,312,248
[a] Zebra Technologies Corp., A	434,200	59,889,206
		148,607,682
Transportation 0.8%
Heartland Express Inc	1,114,758	21,392,206
Utilities 3.4%
Black Hills Corp	506,200	30,356,815
Connecticut Water Service Inc	26,722	1,721,431
FirstEnergy Corp	37,200	1,317,996
IDACORP Inc	240,799	22,692,898
PNM Resources Inc	34,900	1,373,315
Spire Inc	483,658	34,629,913

|10

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value Fund (continued)
	Shares	Value
Common Stocks (continued)
Utilities (continued)
UGI Corp	25,000	$1,328,500
		93,420,868
Total Common Stocks (Cost $2,015,688,063)		2,561,802,169

	Principal
	Amount
Corporate Bonds 0.8%
Energy 0.6%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$17,386,000	17,255,605
Machinery 0.2%
Mueller Industries Inc., sub. bond, 6.00%, 3/01/27	4,532,000	4,452,690
Total Corporate Bonds (Cost $21,311,170)		21,708,295
Total Investments before Short Term Investments (Cost $2,036,999,233)		2,583,510,464

	Shares

Short Term Investments (Cost $158,271,369) 5.7%
Money Market Funds 5.7%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	158,271,369	158,271,369
Total Investments (Cost $2,195,270,602) 99.6%		2,741,781,833
Other Assets, less Liabilities 0.4%		10,672,122
Net Assets 100.0%		$2,752,453,955

aNon-income producing.
bSee Note 3 regarding holdings of 5% voting securities.
cSee Note 4 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

|11

FRANKLIN VALUE INVESTORS TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

Effective December 1, 2017, Franklin MidCap Value Fund, reorganized with and into Franklin Small Cap Value Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN VALUE INVESTORS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended July 31, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares Held	Value			Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Realized	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin MicroCap Value Fund
Non-Controlled Affiliates
Continental Materials Corp	108,812	—	(100)	108,712	$1,769,288	$—	$(66)	$(323,278)
Delta Apparel Inc	413,050	—	(20,250)	392,800	6,496,912	—	321,992	(2,066,591)
Full House Resorts Inc	1,923,520	—	(66,100)	1,857,420	5,590,834	—	18,951	376,216
Origen Financial Inc	1,900,000	—	—	1,900,000	157,700	—	—	(4,370)
Williams Industrial Services Group Inc	1,275,000	—	(150,000)	1,125,000	3,082,500	—	(2,063,806)	332,542
Total Affiliated Securities (Value is 5.7% of Net Assets)					$17,097,234	$—	$(1,722,929)	$(1,685,481)

Franklin Small Cap Value Fund
Non-Controlled Affiliates
Gibraltar Industries Inc	805,257	830,000	—	1,635,257	$71,051,917	$—	$—	$12,466,948
Landec Corp	1,423,100	—	—	1,423,100	19,923,400	—	—	1,067,325
Total Affiliated Securities (Value is 3.3% of Net Assets)					$90,975,317	$—	$—	$13,534,273

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FRANKLIN VALUE INVESTORS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)
Franklin Balance Sheet Investment Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 1.57%.	133,130,464	145,069,056	(149,234,109)	128,965,411	$128,965,411	$1,135,946	$—	$—
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 1.57%.	11,588,537	34,170,628	(30,998,133)	14,761,032	$14,761,032	$89,625	$—	$—
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 1.57%.	41,161,870	603,852,047	(486,742,548)	158,271,369	$158,271,369	$991,991	$—	$—

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Balance Sheet Investment Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Telecommunication Services	$16,690,000	$11,747,440	$—	$28,437,440
All Other Equity Investments.	829,164,542	—	—	829,164,542
Corporate Bonds	—	7,408,565	—	7,408,565
Short Term Investments	128,965,411	—	—	128,965,411
Total Investments in Securities	$974,819,953	$19,156,005	$—	$993,975,958

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FRANKLIN VALUE INVESTORS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Insurance	$415,630	$4,814,596	$—	$5,230,226
Trading Companies & Distributors	5,060,984	—	—[c]	5,060,984
All Other Equity Investments.	273,854,459	—	—	273,854,459
Short Term Investments	14,761,032	—	—	14,761,032
Total Investments in Securities	$294,092,105	$4,814,596	$—	$298,906,701

Franklin Small Cap Value Fund
Assets:
Investments in Securities:[a]
Equity Investments	$2,561,802,169	$—	$—	$2,561,802,169
Corporate Bonds	—	21,708,295	—	21,708,295
Short Term Investments	158,271,369	—	—	158,271,369
Total Investments in Securities	$2,720,073,538	$21,708,295	$—	$2,741,781,833

aFor detailed categories, see the accompanying Statements of Investments.
bIncludes common and convertible preferred stocks as well as other equity investments.
cIncludes securities determined to have no value at July 31, 2018.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By  _/s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date September 27, 2018

By  /s/ Robert G. Kubilis_

      Robert G. Kubilis

      Chief Financial Officer and

Chief Accounting Officer

Date September 27, 2018